Insurance Contracts_Assumptions And Basis For The Insurance Liability Adequacy Test(Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
General Insurance | Expense ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	13.21%
Basis	Expense ratio divided by most last 1 year accrued insurance premium
General Insurance | Appraisal cost ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	4.73%
Basis	Appraisal cost divided by most last 3 year accrued insurance premium
General Insurance | Claim settlement ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	67.23%
Basis	Claim payment divided by most last 5 year accrued insurance premium
Automobile insurance | Expense ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	11.00%
Basis	Expense ratio divided by most last 1 year accrued insurance premium
Automobile insurance | Appraisal cost ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	9.33%
Basis	Appraisal cost divided by most last 3 year accrued insurance premium
Automobile insurance | Claim settlement ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	77.02%
Basis	Claim payment divided by most last 5 year accrued insurance premium
Long-term Insurance | Discount rate
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Applied regulator’s scenario requiring use of liquidity premium over risk-free rate
Long-term Insurance | Discount rate | Bottom Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	2.57%
Long-term Insurance | Discount rate | Top Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	8.59%
Long-term Insurance | Expense ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	6.51%
Basis	Reflected parent’s future expense cost based on last one-year data
Long-term Insurance | Lapse ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Based on recent 5 year data
Long-term Insurance | Lapse ratio | Bottom Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	1.30%
Long-term Insurance | Lapse ratio | Top Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	34.80%
Long-term Insurance | Mortality
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Rate of risk to the anticipated risk premium of the insurer for the last 5 years
Long-term Insurance | Mortality | Bottom Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	12.00%
Long-term Insurance | Mortality | Top Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	633.00%
Life insurance | Discount rate
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Estimated investment assets profit ratio based on the interest rate scenario provided by the Financial Supervisory Service	Estimated investment assets profit ratio based on the interest rate scenario provided by the Financial Supervisory Service
Life insurance | Discount rate | Bottom Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	(1.76%)	(2.74%)
Life insurance | Discount rate | Top Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	14.37%	16.14%
Life insurance | Claim settlement ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Rate of claim payment for the last 7 years	Rate of claim payment for the last 7 years
Life insurance | Claim settlement ratio | Bottom Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	6.00%	6.00%
Life insurance | Claim settlement ratio | Top Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	118.00%	140.00%
Life insurance | Rate of surrender value
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Rate of surrender value for the last 5 years	Rate of surrender value for the last 5 years
Life insurance | Rate of surrender value | Bottom Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	0.44%	0.48%
Life insurance | Rate of surrender value | Top Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	60.30%	85.55%